UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193

Franklin Tax-Exempt Money Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/13

Item 1. Reports to Stockholders.

JANUARY 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER



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FRANKLIN TAX-EXEMPT MONEY FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Tax-Exempt Money Fund

Your Fund's Goal and Main Investments: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.[1] The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2013.

Performance Overview

In an effort to promote continued economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the period under review. As a result, the Fund's seven-day effective yield was unchanged at 0.00% from July 31, 2012, to January 31, 2013.

Economic and Market Overview

During the six months under review, U.S. economic data remained mixed. Manufacturing indicators strengthened slightly, and the housing sector remained resilient with new and existing home sales and prices pointing toward a gradual strengthening trend, albeit from a low base. The national unemployment rate fell and consumer spending generally increased. However, oil prices rose and gross domestic product growth slowed.

In September, the Fed acknowledged the need for further policy accommodation and announced a third round of quantitative easing (QE3). QE3 consisted of additional $40 billion monthly purchases of mortgage-backed securities until the labor market improves. The Fed also continued buying long-term Treasuries and selling short-term Treasuries in an effort to put downward pressure on long-term interest rates. In December, the Fed announced a 6.5% unemployment level as a guide to maintaining the historically low federal funds target rate.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 9.

Portfolio Breakdown
1/31/13

	% of Total Investments
Variable Rate Notes	95.5%
Notes & Bonds	4.5%

During the period, economists, business leaders and market watchers were concerned about the U.S. "fiscal cliff", which meant unless Congress acted, automatic income tax increases and federal budget cuts would take effect in 2013. They feared these events could cause another U.S. recession. Not knowing whether Congress and the President would avert these measures after the U.S. election, many businesses delayed major investment and hiring decisions. Lawmakers reached a compromise on January 1, 2013, and the President signed the American Taxpayer Relief Act of 2012 into law the next day. The Act maintained some tax cuts for most Americans but increased rates on the wealthiest. It also delayed the automatic federal spending cuts scheduled to start in January 2013.

As investors gained confidence in the financial markets, the 10-year U.S. Treasury yield rose to 2.02% at period-end from 1.51% on July 31, 2012. During the six months under review, below-investment-grade corporate bonds, as measured by the Credit Suisse High Yield Index, produced strong returns and outperformed investment-grade fixed income markets, as measured by the Barclays U.S. Aggregate Index.

Investment Strategy

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Manager's Discussion

During the period under review, short-term municipal bond yields remained relatively low as the Federal Open Market Committee kept rates unchanged, maintaining the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial

Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, also stayed relatively low. During the reporting period, the SIFMA rate ranged from a high of 0.21% in the second half of October 2012 to a low of 0.08% in the second week of January 2013.[2] At period-end, the rate was 0.10%.[2]

During the review period, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin Tax-Exempt Money Fund continued to be very selective in purchasing high-quality securities. In this environment, the Fund's yield remained at 0.00% for the period.

During the review period, the Fund participated in several issues including VRDNs from Massachusetts State and the New York Municipal Water Financing Authority.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

Performance Summary
Symbol: FTMXX
1/31/13

Seven-day effective yield[1]	0.00%
Seven-day annualized yield	0.00%
Taxable equivalent yield[2]	0.00%
Total annual operating expenses[3]	0.83%

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the 2013 maximum regular federal income tax rate of 39.60% plus 3.80% Medicare tax.

3. The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the investment manager, Fund administrator and Fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, Fund administrator or Fund distributor at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield. Annualized and effective yields are for the seven-day period ended 1/31/13. The Fund's average weighted life and average weighted maturity were each 7 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please go to **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12–1/31/13
Actual	$1,000	$1,000.00	$0.71
Hypothetical (5% return before expenses)	$1,000	$1,024.50	$0.71

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Franklin Tax-Exempt Money Fund

Financial Highlights

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:						
Net investment income (loss)	—	—	—	—[a]	0.005	0.021
Net realized and unrealized gains (losses)	(—)[a]	(—)[a]	—	—	(—)[a]	—
Total from investment operations	(—)[a]	(—)[a]	—	—[a]	0.005	0.021
Less distributions from net investment income	—	—	—	—	(0.005)	(0.021)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	—%	—%	0.46%	2.07%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.86%	0.83%	0.79%	0.75%	0.76%	0.79%
Expenses net of waiver and payments by affiliates	0.14%	0.13%	0.22%	0.24%	0.61%	0.79%
Net investment income	—%	—%	—%	—%[d]	0.45%	2.09%
Supplemental data						
Net assets, end of period (000's)	$96,032	$107,682	$138,467	$148,440	$152,095	$175,902

[a]Amount rounds to less than $0.001 per share.

[b]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[c]Ratios are annualized for periods less than one year.

[d]Rounds to less than 0.01%.

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2013 (unaudited)

	Principal Amount	Value
Investments 100.1%		
Municipal Bonds 100.1%		
California 23.1%		
[a]California Educational Facilities Authority Revenue, Various,		
California Institute of Technology, Series B, Weekly VRDN and Put, 0.06%, 10/01/36	$4,000,000	$ 4,000,000
Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.05%, 10/01/22	4,000,000	4,000,000
[a]California Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Refunding, Series A-2, Daily VRDN and Put, 0.07%, 10/01/47	1,555,000	1,555,000
[a]California State GO, Kindergarten, Series A3, Daily VRDN and Put, 0.08%, 5/01/34	1,800,000	1,800,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,		
Series A, Daily VRDN and Put, 0.10%, 11/01/35	3,500,000	3,500,000
Series B, Daily VRDN and Put, 0.07%, 11/01/35	500,000	500,000
Los Angeles County GO, TRAN, Series C, 2.00%, 6/28/13	2,000,000	2,014,464
[a]Los Angeles Department of Water and Power Revenue, Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.08%, 7/01/35	1,500,000	1,500,000
[a]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.07%, 10/01/29	3,300,000	3,300,000
		22,169,464
Colorado 1.0%		
[a]Colorado Educational and Cultural Facilities Authority Revenue, Clyfford Still Museum Project, Weekly VRDN and Put, 0.10%, 12/01/38	1,000,000	1,000,000
Connecticut 4.2%		
[a]Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.08%, 7/01/36	4,000,000	4,000,000
Georgia 3.3%		
[a]Cobb County Housing Authority MFHR, Tamarron Apartments Project, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.10%, 3/01/24	2,000,000	2,000,000
[a]Roswell Housing Authority MFR, Azalea Park Apartments Project, Refunding, FNMA Insured, Weekly VRDN and Put, 0.10%, 6/15/25	1,200,000	1,200,000
		3,200,000
Illinois 2.9%		
[a]Illinois Health Facilities Authority Revenue, Revolving Fund Pooled Financing Program, Series C, Weekly VRDN and Put, 0.10%, 8/01/15	800,000	800,000
[a]Illinois State Finance Authority Revenue, University of Chicago, Refunding, Weekly VRDN and Put, 0.09%, 7/01/38	2,000,000	2,000,000
		2,800,000
Iowa 1.3%		
[a]Iowa Finance Authority Revenue, Mississippi Valley Regional Blood Center Project, Weekly VRDN and Put, 0.10%, 2/01/23	1,250,000	1,250,000
Massachusetts 9.8%		
[a]Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.11%, 3/01/26	1,400,000	1,400,000
[a]Massachusetts State Health and Educational Facilities Authority Revenue,		
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.09%, 11/01/49	4,000,000	4,000,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.09%, 7/01/39	4,000,000	4,000,000
		9,400,000

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
Minnesota 1.2%		
[a]Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put, 0.20%, 11/01/31	$1,015,000	$ 1,015,000
[a]Minneapolis MFHR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.20%, 11/01/31	145,000	145,000
		1,160,000
New Jersey 2.1%		
[a]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series D, Weekly VRDN and Put, 0.08%, 7/01/43	2,000,000	2,000,000
New York 24.0%		
[a]Long Island Power Authority Electric System Revenue, Series 1, Sub Series 1B, Daily VRDN and Put, 0.11%, 5/01/33	3,100,000	3,100,000
[a]MTA Revenue, Transportation, Refunding, Series G-1, Weekly VRDN and Put, 0.07%, 11/01/26	4,000,000	4,000,000
[a]New York City GO, Series A, Sub Series A-5, Daily VRDN and Put, 0.10%, 8/01/36	2,600,000	2,600,000
[a]New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Refunding, Series DD, Sub Series DD-2, Daily VRDN and Put, 0.08%, 6/15/43	2,800,000	2,800,000
[a]New York City Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.07%, 11/01/38	3,000,000	3,000,000
[a]New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Columbia University, Series A, Weekly VRDN and Put, 0.08%, 9/01/39	4,000,000	4,000,000
State Supported Debt, New York Public Library, Series A, Weekly VRDN and Put, 0.07%, 7/01/28	1,500,000	1,500,000
[a]New York State HFAR, Housing, College Arms Apartments, Series A, Weekly VRDN and Put, 0.08%, 5/01/48	2,000,000	2,000,000
		23,000,000
Ohio 2.6%		
[a]Cleveland-Cuyahoga County Port Authority Revenue, Carnegie/89th Garage and Service Center LLC Project, Refunding, Weekly VRDN and Put, 0.10%, 1/01/37	2,465,000	2,465,000
Pennsylvania 3.0%		
[a]Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and Put, 0.08%, 7/01/34	2,000,000	2,000,000
[a]Emmaus General Authority Revenue, Local Government, Series B, Sub Series B-29, Weekly VRDN and Put, 0.09%, 3/01/24	900,000	900,000
		2,900,000
Texas 13.5%		
[a]Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured, Weekly VRDN and Put, 0.12%, 9/15/26	3,500,000	3,500,000
Lamar Consolidated ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/13	1,265,000	1,267,246
Mansfield ISD, GO, PSF Guarantee, 4.00%, 2/15/13	1,000,000	1,001,406

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
Texas (continued)		
[a]Metropolitan Higher Education Authority Inc. Higher Education Revenue, University of Dallas Project, Weekly VRDN and Put, 0.12%, 8/01/38	$3,200,000	$ 3,200,000
[a]University of Texas System Permanent University Fund Revenue, Series A, Weekly VRDN and Put, 0.07%, 7/01/38	4,000,000	4,000,000
		12,968,652
Utah 3.1%		
[a]Utah Associated Municipal Power Systems Revenue, Horse Butte Wind Project, Series B, Weekly VRDN and Put, 0.10%, 9/01/32	3,000,000	3,000,000
Virginia 1.3%		
[a]Fairfax Country IDAR, Inova Health System Project, Series C-1, Daily VRDN and Put, 0.12%, 5/15/26	1,285,000	1,285,000
Washington 3.7%		
[a]Vancouver Housing Authority Revenue, Pooled Housing, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.10%, 12/01/38	2,400,000	2,400,000
[a]Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent de Paul Project, Series A, Weekly VRDN and Put, 0.10%, 2/01/31	1,100,000	1,100,000
		3,500,000
Total Investments (Cost $96,098,116) 100.1%		96,098,116
Other Assets, less Liabilities (0.1)%		(66,266)
Net Assets 100.0%		$96,031,850

See Abbreviations on page 19.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Exempt Money Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2013 (unaudited)

Assets:	
Investments in securities, at amortized cost	$96,098,116
Cash	284
Receivables:	
Capital shares sold	18,876
Interest	76,633
Affiliates	81,813
Total assets	96,275,722
Liabilities:	
Payables:	
Capital shares redeemed	181,757
Professional fees	28,398
Unaffiliated transfer agent fees	4,463
Accrued expenses and other liabilities	29,254
Total liabilities	243,872
Net assets, at value	$96,031,850
Net assets consist of:	
Paid-in capital	$96,123,482
Accumulated net realized gain (loss)	(91,632)
Net assets, at value	$96,031,850
Shares outstanding	96,166,347
Net asset value per share[a]	$1.00

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Exempt Money Fund

Financial Statements *(continued)*

Statement of Operations

for the six months ended January 31, 2013 (unaudited)

Investment income:	
Interest	$ 71,211
Expenses:	
Management fees (Note 3a)	321,679
Transfer agent fees (Note 3d)	47,746
Custodian fees	855
Reports to shareholders	10,953
Registration and filing fees	32,119
Professional fees	9,696
Trustees' fees and expenses	1,354
Other	19,902
Total expenses	444,304
Expenses waived/paid by affiliates (Note 3e)	(373,093)
Net expenses	71,211
Net investment income	—
Realized and unrealized gains (losses):	
Net realized gain (loss) from investments	(10)
Net increase (decrease) in net assets resulting from operations	$ (10)

Franklin Tax-Exempt Money Fund

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
Increase (decrease) in net assets:		
Net realized gain (loss) from investments	$ (10)	$ (364)
Capital share transactions (Note 2)	(11,650,446)	(30,784,230)
Net increase (decrease) in net assets	(11,650,456)	(30,784,594)
Net assets (there is no undistributed net investment income at beginning or end of period):		
Beginning of period	107,682,306	138,466,900
End of period	$ 96,031,850	$107,682,306

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

b. Income Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in Fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

c. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Shares sold	$ 45,203,415	$ 82,980,161
Shares redeemed	(56,853,861)	(113,764,391)
Net increase (decrease)	$(11,650,446)	$ (30,784,230)

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Fund and is not paid by the Fund for the services.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained	$1,776

d. Transfer Agent Fees

For the period ended January 31, 2013, the Fund paid transfer agent fees of $47,746, of which $32,863 was retained by Investor Services.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

e. Waiver and Expense Reimbursements

In efforts to prevent a negative yield Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At July 31, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:	
2013	$ 932
2014	282
2015	17,051
2016	12,900
2017	60,093
Capital loss carryforwards not subject to expiration:	
Short term	364
Total capital loss carryforwards	$91,622

At January 31, 2013, the cost of investments for book and income tax purposes was the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) *(continued)*

5. Fair Value Measurements *(continued)*

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
ISD	-	Independent School District
MF	-	Multi-Family
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
TRAN	-	Tax and Revenue Anticipation Note

Franklin Tax-Exempt Money Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Tax-Exempt Money Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 S 03/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date March 27, 2013